Investments in Associates - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial statements [line items]
Assets	R$ 83,713,565	R$ 65,717,874
Liabilities	(62,894,698)	(49,477,393)
Shareholders' equity	20,818,867	16,240,481	R$ 17,969,356	R$ 17,059,413
Profit (loss) for the year	1,488,294	2,893,373	R$ 2,083,180
Radar Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	2,384,480	2,259,440
Liabilities	(334,962)	(309,910)
Shareholders' equity	2,049,518	1,949,490
Profit (loss) for the year	139,781	58,709
Radar II Propriedades Agricolas S.A. [member]
Statement of financial statements [line items]
Assets	863,911	821,183
Liabilities	(947)	(19)
Shareholders' equity	862,964	821,164
Profit (loss) for the year	58,239	50,920
Tellus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	2,235,872	2,137,559
Liabilities	(169,779)	(136,375)
Shareholders' equity	2,066,093	2,001,184
Profit (loss) for the year	134,441	91,431
Janus Brasil Participacoes S.A. [member]
Statement of financial statements [line items]
Assets	2,764,440	2,632,321
Liabilities	(197,906)	(160,167)
Shareholders' equity	2,566,534	2,472,154
Profit (loss) for the year	R$ 143,432	R$ 97,652